Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PGIM Short-Term Corporate Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 11,991.19	$ 11,434.37	$ 10,726.09	$ 11,496.68	$ 11,561.07	$ 10,996.71	$ 10,328.69	$ 10,293.78		$ 10,100.50	$ 9,854.13	$ 9,774.63
PGIM Short-Term Corporate Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 11,391.41	10,946.66	10,347.71	11,176.82	11,325.25	10,848.10	10,269.51	10,297.68		10,179.77	10,006.27	10,000.00
PGIM Short-Term Corporate Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 11,905.30	11,390.29	10,720.42	11,519.49	11,634.28	11,094.92	10,463.91	10,449.91		10,282.21	10,056.55	10,000.00
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,571.65	11,959.41	11,192.45	11,966.15	12,014.87	11,395.85	10,675.55	10,610.81		10,385.77	10,107.24	10,000.00
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 11,532.33	11,015.92	10,352.25	11,111.54	11,202.10	10,659.32	10,025.32	10,002.50	$ 10,000.00
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 11,738.36	11,184.84	10,484.84	11,225.73	11,279.10	10,715.27	10,061.91	10,002.79	10,000.00
PGIM SHORT-TERM CORPORATE BOND FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,695.73	12,066.75	11,283.00	12,051.12	12,089.14	11,446.04	10,721.43	10,644.44		10,405.55	10,117.45	10,000.00
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,431.742102612438	11,290.583694995303	10,699.0552883556	12,299.216134798535	12,491.814065724921	11,619.587752704792	10,687.949051391528	10,686.730691916107	10,000	10,321.170627793619	10,054.990678242873	10,000
Bloomberg 1-5 Year US Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Credit Index
Account Value	$ 12,528.038030248616	$ 11,963.065952888708	$ 11,292.576268120984	$ 11,957.75834224651	$ 12,024.161166821123	$ 11,431.208750674416	$ 10,725.700373862377	$ 10,607.779111120824	$ 10,000	$ 10,366.802049213979	$ 10,106.036830218167	$ 10,000